Cover	Dec. 01, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	001-40127
Entity Registrant Name	MISSION ADVANCEMENT CORP.
Entity Central Index Key	0001840148
Entity Tax Identification Number	86-1254144
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2525 E Camelback Rd
Entity Address, Address Line Two	Ste 850
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	476-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	MACC.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MACC
Security Exchange Name	NYSE
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	MACC.W
Security Exchange Name	NYSE